S-K 1608, De-SPAC Tender Offer Filing Obligations	Jun. 03, 2026
Tender Offer Filing Obligations [Abstract]
Tender Offer Filing Obligations [Text Block]
The Business Combination Agreement
The RAAQ shareholders will vote upon a proposal to approve and authorize, by ordinary resolution, the Business Com bin
ation Agreement, dated as of February 22, 2026, by and among RAAQ, IQM, Merger Sub and LuxCo (the “Business Combination Agreement”), a copy of which is attached to this proxy statement/prospectus as
Annex
 A
, and the transactions contemplated therein. The Business Combination Agreement provides that (i) IQM will effectuate certain internal capital restructuring steps (the “IQM Capital Restructuring”) immediately prior to the effective time of the Merger (as defined below) (the “Merger Effective Time”), and (ii) promptly thereafter, RAAQ will merge with and into Merger Sub (the “Merger”), with Merger Sub surviving the Merger as an indirect wholly owned subsidiary of IQM.
In connection with the Merger:

(i)
immediately prior to the Merger Effective Time, all issued and outstanding RAAQ Class B Ordinary Shares other than those subject to the Sponsor Forfeiture (as described below) will automatically be converted, on a one-for-one
basis, into RAAQ Class A Ordinary Shares, in accordance with the terms of the Cayman Constitutional Documents;

(ii)
each issued and outstanding unit of RAAQ immediately prior to the Merger Effective Time will be automatically separated (the “Unit Separation”) into its components of one RAAQ Class A Ordinary Share and one-half
of one warrant to purchase one RAAQ Class A Ordinary Share at a price of $11.50 per share (the “RAAQ Public Warrants”);

(iii)
immediately following the Unit Separation and the IQM Capital Restructuring, each RAAQ Class A Ordinary Share issued and outstanding immediately prior to the Merger Effective Time (including those issued in connection with the RAAQ Class B Conversion) will automatically be cancelled in exchange for the right to receive one IQM ADS, with each IQM ADS representing one IQM Share (such IQM ADSs, the “Merger Consideration”); and

(iv)	each RAAQ Warrant outstanding immediately prior to the Merger Effective Time will be assumed by IQM and become an IQM Warrant.